NOTES PAYABLE – CONVERTIBLE (Details Narrative) - USD ($)											1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 02, 2020	Aug. 03, 2020	Aug. 03, 2020	Jun. 05, 2020	Jun. 02, 2020	Apr. 13, 2020	Mar. 05, 2020	Oct. 10, 2019	Jun. 13, 2018	Feb. 16, 2021	Jul. 21, 2020	Jun. 26, 2020	Jun. 26, 2020	May 29, 2020	May 27, 2020	Apr. 16, 2020	Oct. 22, 2015	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 22, 2018
Short-term Debt [Line Items]
Note payable - convertible																			$ 0		$ 0		$ 10,000	$ 453,991
Secured note payable per month																									$ 5,000
Common Share issued																							7,110,340
Accrued interest																							$ 0	11,244
Net proceeds from note																					$ 1,491,194	$ 166,727	$ 266,727	$ 234,760
Common stock, par value per share																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from convertible debt																					$ 579,741	1,720,000	$ 1,620,000	$ 408,000
Exercise price of warrants																							$ 0.30
Amount of debt conversion																								531,100
Interest expense																							$ 5,041	7,675
Accrued interest																							760	86,520
Repayments of convertible debt																					35,000	348,000	348,000	104,704
Subsequent Event [Member]
Short-term Debt [Line Items]
Common Share issued	600,000
Securities Purchase Agreement With Labrys Fund [Member]
Short-term Debt [Line Items]
Common Share issued																	1,300,000
Shares of common stock																	21,666,666
Convertible Promissory Note With Accredited Investor [Member]
Short-term Debt [Line Items]
Note payable - convertible												$ 50,000
Interest rate								10.00%
Conversion price					$ 0.80							$ 0.132
Accrued interest												$ 1,908
Common stock, par value per share					$ 0.001
Proceeds from convertible debt								$ 50,000
Proceeds from Issuance of Warrants					$ 50,000
Debt discount contingent beneficial conversion feature					$ 50,000
Debt Conversion, Converted Instrument, Shares Issued												393,246
Debt Conversion, Converted Instrument, Warrants or Options Issued												126,263
Exercise price of warrants												$ 0.396
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Interest rate							12.00%
Conversion price							$ 0.092
Proceeds from convertible debt							$ 100,000
Debt discount contingent beneficial conversion feature							$ 100,000
Exercise price of warrants							$ 0.312
Trading price of warrants							$ 0.69
Convertible Promissory Notes [Member] | Noteholders [Member]
Short-term Debt [Line Items]
Accrued interest												$ 1,618	$ 1,181	$ 1,181
Proceeds from convertible debt												$ 25,000	$ 50,000
Debt Conversion, Converted Instrument, Shares Issued												280,532	556,313
Debt Conversion, Converted Instrument, Warrants or Options Issued												280,532	556,313
Exercise price of warrants												$ 0.312	$ 0.312	$ 0.312
Convertible Promissory Note With Accredited Investor One [Member]
Short-term Debt [Line Items]
Interest rate							12.00%								12.00%	12.00%
Conversion price							$ 0.132								$ 0.108	$ 0.11
Accrued interest												$ 1,615	$ 552	$ 552
Common stock, par value per share							$ 0.001
Proceeds from convertible debt							$ 50,000					$ 50,000			$ 50,000	$ 60,000
Debt discount contingent beneficial conversion feature							$ 50,000								$ 50,000	$ 60,000
Debt Conversion, Converted Instrument, Shares Issued												391,023		545,455
Debt Conversion, Converted Instrument, Warrants or Options Issued												391,023		545,455
Exercise price of warrants												$ 0.396	$ 0.33	$ 0.33	$ 0.324	$ 0.33
Trading price of warrants															$ 0.81	$ 0.825
Convertible Promissory Note With Accredited Investor One Two [Member]
Short-term Debt [Line Items]
Accrued interest													$ 427	$ 427
Proceeds from convertible debt														$ 50,000
Debt Conversion, Converted Instrument, Shares Issued														462,963
Debt Conversion, Converted Instrument, Warrants or Options Issued														462,963
Exercise price of warrants													$ 0.324	$ 0.324
Convertible Promissory Note With Accredited Investor Four [Member]
Short-term Debt [Line Items]
Interest rate						12.00%
Conversion price						$ 0.096
Accrued interest		$ 5,986
Proceeds from convertible debt						$ 100,000
Debt discount contingent beneficial conversion feature						$ 100,000
Debt Conversion, Converted Instrument, Shares Issued		520,834
Debt Conversion, Converted Instrument, Warrants or Options Issued		520,834
Exercise price of warrants		$ 0.288				$ 0.288
Trading price of warrants						$ 0.72
Amount of debt conversion		$ 100,000
Unsecured Convertible Promissory Note With Accredited Investor [Member]
Short-term Debt [Line Items]
Interest rate			18.00%	18.00%
Conversion price			$ 0.01	$ 0.01
Common stock, par value per share			$ 0.001	0.001
Debt maturity			Feb. 03, 2021
Proceeds from convertible debt			$ 500,000
Amount of debt conversion			$ 10,000
Unsecured Convertible Promissory Note With Accredited Investor [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Principal amount											$ 10,000
Accrued interest											1,007
Unsecured Convertible Promissory Note With Investor [Member]
Short-term Debt [Line Items]
Conversion price			$ 0.01	$ 0.01
Debt term			6 months
Proceeds from convertible debt			$ 500,000
Amount of debt conversion			$ 10,000
Interest rate			18.00%	18.00%
Repayments of convertible debt											10,000
Accrued interest paid											$ 1,007
Restricted Stock [Member]
Short-term Debt [Line Items]
Common Share issued										274,575
Unsecured Debt [Member]
Short-term Debt [Line Items]
Unsecured promissory note																		$ 300,000
Interest rate																		7.00%
Conversion price			$ 0.175	$ 0.175														$ 0.35
Debt term																		190 days
Common Share issued				2,061,143
Principal amount			$ 258,524	$ 258,524
Accrued interest			$ 102,176	102,176
Loss on extinguishment of debt				$ 121,607
Convertible Promissory Note [Member] | Securities Purchase Agreement With Labrys Fund [Member]
Short-term Debt [Line Items]
Interest rate									15.00%
Common Share issued									1,300,000
Principal amount									$ 338,000
Accrued interest									$ 24,389
Debt description									If the note is not repaid prior to the maturity date, the per share conversion price into which the principal amount and interest under the note may be converted is equal to the lesser of (i) 60% multiplied by the lowest trade price of the common stock during the 25 consecutive trading days ending on the latest complete trading day prior to the date of issuance of the note, and (ii) 60% multiplied by the lowest market price of the common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date.
Net proceeds from note									$ 300,000
Original issue discount									33,800
Legal counsel fees									$ 4,200
Common stock, par value per share									$ 0.10
Repayment of notes payable									$ 262,389
Debt maturity									Apr. 16, 2020
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Accrued interest																			$ 0		0		760
Interest expense																			88,244	$ 71,803	239,766	314,582	$ 64,093	$ 51,015
Convertible Notes Payable 1 [Member]
Short-term Debt [Line Items]
Interest expense																			$ 0	$ 184,182	$ 161	$ 460,787